As filed with the Securities and Exchange Commission on February 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX 78759
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
December 31, 2007 (Unaudited)
			Market
		Shares	Value
COMMON STOCKS - 82.23%
Consumer Discretionary - 0.13%
Media - 0.13%
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA - ADR * ^		6,866	95,872
Total Consumer Discretionary (Cost $86,114)			95,872

Consumer Staples - 9.06%
Agricultural Products - 0.94%
Corn Products International, Inc.		4,000	147,000
Darling International Inc. *		45,000	520,200
			667,200
Brewers - 1.95%
Compania Cervecerias Unidas S.A. - ADR ^		38,700	1,383,912

Distillers & Vintners - 2.16%
Diageo PLC - ADR ^		17,900	1,536,357

Packaged Foods & Meats - 0.32%
Sadia S.A. - ADR ^		4,000	228,800

Soft Drinks - 3.69%
Coca-Cola Femsa S.A.B de C.V. - ADR ^		39,300	1,936,704
PepsiCo, Inc.		9,000	683,100
			2,619,804
Total Consumer Staples (Cost $4,740,943)			6,436,073

Energy - 10.82%
Oil & Gas Equipment & Services - 3.60%
Acergy S.A. - ADR ^		52,260	1,148,153
Compagnie Generale de Geophysique-Veritas - ADR * ^		11,000	616,550
Schlumberger Ltd. ^		8,000	786,960
			2,551,663
Oil & Gas Exploration & Production - 0.62%
Canadian Natural Resources Ltd. ^		6,000	438,840

Oil & Gas Integrated - 5.62%
ChevronTexaco Corp.		3,000	279,990
ConocoPhillips		4,000	353,200
Exxon Mobil Corp.		11,000	1,030,590
Golar LNG Ltd. ^		13,000	287,560
Norsk Hydro ASA - ADR ^		6,000	85,748
Petro-Canada ^		5,000	268,100
StatoilHydro ASA - ADR ^		16,173	493,600
Suncor Energy, Inc. ^		11,000	1,196,030
			3,994,818
Oil & Gas Refining & Marketing - 0.98%
Sasol Ltd. - ADR ^		14,000	692,580
Total Energy (Cost $7,564,402)			7,677,901

Financials - 8.56%
Diversified Banks - 2.53%
Australia & New Zealand Banking Group Ltd. - ADR ^		10,900	1,314,060
Wells Fargo & Co.		16,000	483,040
			1,797,100
Diversified Financial Services - 2.98%
Banco Bilbao Vizcaya Argentaria SA - ADR ^		52,000	1,261,000
Credicorp Ltd. ^		3,000	228,900
ING Groep NV - ADR ^		16,000	622,560
			2,112,460
Life & Health Insurance - 3.05%
Aegon NV - ADR ^		51,000	894,030
Prudential Financial, Inc.		7,000	651,280
Prudential PLC - ADR ^		21,500	615,760
			2,161,070
Total Financials (Cost $5,577,947))			6,070,630

Health Care - 0.47%
Pharmaceuticals - 0.47%
Johnson & Johnson		5,000	333,500
Total Health Care (Cost $318,125)			333,500

Industrials - 11.36%
Aerospace & Defense - 4.62%
Astronics Corp. *		9,000	382,500
Cae, Inc. ^		60,000	802,200
Lockheed Martin Corp.		12,000	1,263,120
Precision Castparts Corp.		3,000	416,100
Triumph Group, Inc.		5,000	411,750
			3,275,670
Construction & Engineering - 3.52%
Chicago Bridge & Iron Co. NV ^		13,000	785,720
Foster Wheeler Ltd. * ^		2,000	310,040
McDermott International, Inc. * ^		5,000	295,150
Meadow Valley Corp. *		22,007	280,149
Michael Baker Corp. *		13,000	534,300
Perini Corp. *		7,000	289,940
			2,495,299
Environmental Services - 0.32%
Waste Management, Inc.		7,000	228,690

Industrial Conglomerates - 0.46%
ABB Ltd. - ADR ^		1,700	48,960
General Electric Co.		7,500	278,025
			326,985
Industrial Machinery - 0.50%
Lincoln Electric Holdings, Inc.		5,000	355,900

Machinery Construction & Farming - 0.84%
CNH Global NV ^		9,000	592,380

Marine - 1.10%
Navios Maritime Holdings, Inc. ^		57,000	698,250
Stealthgas, Inc. ^		6,107	82,933
			781,183
Total Industrials (Cost $7,725,154)			8,056,107

Materials - 20.30%
Chemicals Agricultural & Fertilizers - 10.75%
Agrium Inc. ^		20,000	1,444,200
CF Industries Holdings, Inc.		14,000	1,540,840
Mosaic Co. *		19,000	1,792,460
Potash Corporation of Saskatchewan ^		8,000	1,151,680
Syngenta AG - ADR ^		25,000	1,266,500
Terra Nitrogen Co. LP		3,000	448,590
			7,644,270
Diversified Chemicals - 1.48%
BASF SE - ADR ^		7,100	1,051,137

Diversified Metals & Mining - 4.57%
BHP Billiton Ltd. - ADR ^		11,000	770,440
Cia de Minas Buenaventura S.A. - ADR ^		21,000	1,188,600
Cia Vale do Rio Doce - ADR ^		24,000	784,080
Freeport-McMoRan Copper & Gold, Inc.		5,000	512,200
			3,255,320
Gold - 0.44%
Yamana Gold Inc. * ^		24,000	313,451

Steel - 3.06%
Cia Siderurgica Nacional S.A. - ADR ^		3,000	268,710
POSCO - ADR * ^		9,700	1,458,977
Tenaris SA - ADR ^		10,000	447,300
			2,174,987
Total Materials (Cost $10,232,433)			14,439,165

Technology - 3.49%
Application Software - 0.50%
SAP AG - ADR ^		7,000	357,350

Computer Hardware - 1.76%
Dell, Inc. *		51,000	1,250,010

Data Processing Services - 0.63%
CyberSource Corp. *		25,000	444,250

Home Entertainment Software - 0.47%
Shanda Interactive Entertainment Ltd. - ADR * ^		10,000	333,400

Internet Software & Services - 0.13%
Internet Gold-Golden Lines Ltd. * ^		7,807	92,903
Total Technology (Cost $2,323,617)			2,477,913

Telecommunication Services - 11.67%
Integrated Telecommunication Services - 4.46%
BT Group PLC - ADR ^		18,000	970,560
Philippine Long Distance Telephone Co. - ADR ^		7,000	530,040
Portugal Telecom, SGPS, SA - ADR ^		39,000	507,780
Royal KPN NV - ADR ^		36,600	664,290
Telecomunicacoes de Sao Paulo - ADR ^		19,000	483,550
			3,156,220
Wireless Telecommunication Services - 7.21%
Mobile Telesystems - ADR * ^		11,000	1,119,690
Partner Communications Co. Ltd. - ADR ^		11,000	242,880
SK Telecom Co., Ltd. - ADR * ^		20,000	596,800
Telemig Celular Participacoes S.A. - ADR ^		7,000	393,050
Turkcell Iletisim Hizmet AS - ADR ^		14,000	385,980
Vimpel-Communications - ADR ^		16,000	665,600
Vivo Participacoes S.A. - ADR ^		48,000	262,560
Vodafone Group PLC New - ADR ^		39,000	1,455,480
			5,122,040
Total Telecommunication Services (Cost $7,233,104)			8,278,260

Utilities - 6.37%
Electric Utilities - 3.09%
Enel SpA - ADR ^		6,000	356,814
Korea Electric Power Corp. - ADR * ^		41,000	854,850
National Grid Transco PLC - ADR ^		11,800	984,710
			2,196,374
Independent Power Producers - 0.38%
Suez SA - ADR ^		3,950	268,837

Water Utilities - 2.90%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR ^		7,500	352,500
Veolia Environnement - ADR ^		18,800	1,710,424
			2,062,924
Total Utilities (Cost $2,899,659)			4,528,135
TOTAL COMMON STOCKS (Cost $48,701,498)			58,393,556

EXCHANGE TRADED FUNDS - 0.47%
IShares MSCI Pacific Ex-Japan Index Fund		2,000	308,560
IShares MSCI Singapore Index Fund		2,200	30,338
TOTAL EXCHANGE TRADED FUNDS (Cost $171,430)			338,898

		Principal	Market
		Amount	Value
SHORT-TERM INVESTMENTS - 16.31%
Commercial Paper - 9.97%
American Express, 2.102%, 01/02/2008		$3,541,000	3,540,793
General Electric Capital, 2.352%, 01/02/2008		3,541,000	3,540,769
			7,081,562
Variable Rate Demand Notes# - 6.34%
American Family Financial Services, 4.943%		$3,427,939	$3,427,939
Wisconsin Corporate Central Credit Union, 4.99%		1,070,134	1,070,134
			4,498,073
TOTAL SHORT TERM INVESTMENTS (Cost $11,579,635)			11,579,635
Total Investments (Cost $60,452,563) - 99.01%			$70,312,089
Other Assets in Excess of Liabilities - 0.99%			705,342
TOTAL NET ASSETS - 100.00%			$71,017,431

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing
^	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rate shown are as of December 31, 2007.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows**:

	Cost of investments	$60,452,563
	Gross unrealized appreciation	11,045,130
	Gross unrealized depreciation	(1,185,604)
	Net unrealized appreciation	$9,859,526

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Empiric Core Equity Fund
Schedule of Securities Sold Short
December 31, 2007 (Unaudited)
		Shares	Value
99 Cents Only Stores *		39,000	$310,440
AC Moore Arts & Crafts, Inc. *		31,274	430,017
AMERCO *		22,000	1,444,960
Asset Acceptance Capital Corp.		58,000	603,780
Avis Budget Group, Inc. *		35,600	462,800
Beacon Roofing Supply, Inc. *		85,000	715,700
Bluegreen Corp. *		4,700	33,793
Builders FirstSource, Inc. *		146,000	1,054,120
Casual Male Retail Group Inc. *		45,000	233,100
Champion Enterprises, Inc. *		189,690	1,786,880
Citi Trends Inc. *		20,000	308,800
Collective Brands, Inc. *		44,000	765,160
CompuCredit Corp. *		34,000	339,320
Dillard's Inc.		32,000	600,960
DSW Inc. *		48,000	900,480
Entravision Communications Corp. *		48,000	375,840
FirstFed Financial Corp. *		20,000	716,400
Gaylord Entertainment Co. *		8,000	323,760
Green Mountain Coffee Roasters, Inc. *		21,000	854,700
Griffon Corp. *		74,000	921,300
J. Crew Group, Inc. *		12,000	578,520
Jo-Ann Stores, Inc. *		31,600	413,328
KBW Inc. *		39,000	998,010
Lodgian, Inc. *		37,200	418,872
Luby's, Inc. *		47,300	480,568
MarineMax, Inc. *		84,307	1,306,759
Marten Transport, Ltd. *		96,400	1,344,780
Morgans Hotel Group *		18,000	347,040
New York & Company, Inc. *		61,600	393,008
NVR, Inc. *		2,000	1,048,000
Pacific Sunwear of California, Inc. *		68,000	959,480
Palm Harbor Homes, Inc. *		37,306	393,578
Quicksilver, Inc. *		64,000	549,120
Retail Ventures, Inc. *		73,600	374,624
Smurfit-Stone Container Corp. *		33,000	348,480
The Steak n Shake Co. *		22,862	249,196
Sturm, Ruger & Company, Inc. *		113,000	935,640
Syms Corp.		24,783	374,223
Thomas Weisel Partners Group, Inc. *		48,444	665,136
Toll Brothers, Inc. *		30,000	601,800
USA Truck, Inc. *		47,000	723,800
West Marine, Inc. *		35,000	314,300
Zale Corp. *		17,000	273,020
Total Securities Sold Short (Proceeds $27,841,829)			$27,273,592

Footnotes
*	Non-Income Producing

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt, President

Date   2/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date 2/27/08